Consolidated Balance Sheets - CAD CAD in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		CAD 479,045	CAD 782,406
Trade and other receivables	[1]	64,986	55,639
Other current financial assets		2,437	2,548
Prepaid expenses and other current assets		8,503	61,107
Total current assets		554,971	901,700
Satellites, property and other equipment		1,791,847	1,915,411
Deferred tax assets		4,617	2,844
Other long-term financial assets		83,531	35,687	[2]
Other long-term assets		3,056	3,815
Intangible assets		812,995	832,512
Goodwill		2,446,603	2,446,603
Total assets		5,697,620	6,138,572
Liabilities
Trade and other payables	[1]	37,919	44,107
Other current financial liabilities		26,355	58,992
Other current liabilities		77,324	80,448
Current indebtedness		14,486	21,931
Total current liabilities		156,084	205,478
Long-term indebtedness		3,528,891	3,829,707
Deferred tax liabilities		445,114	471,233
Other long-term financial liabilities		58,831	81,252
Other long-term liabilities		365,879	356,861
Total liabilities		4,554,799	4,944,531
Shareholders' Equity
Share capital		152,682	658,735
Accumulated earnings		968,408	467,863
Reserves		21,731	67,443
Total shareholders' equity		1,142,821	1,194,041
Total liabilities and shareholders' equity		CAD 5,697,620	CAD 6,138,572

[1]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.
[2]	Other long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.